Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Trade And Other Receivables [Abstract]
Disclosure of detailed information about trade and other receivables [Table Text Block]
	December 31, 2020 $	December 31, 2019 $

Goods and Service sales tax	23,131	61,021
British Columbia mining exploration tax credits	74,309	1,007,373
Interest receivable and other receivables	6,302	2,624
	103,742	1,071,018